Related parties	12 Months Ended
Dec. 31, 2022
Disclosure Of Related Parties [Abstract]
Related parties

Note 34      Related parties

Controlling interest

The main shareholders of GeoPark Limited, based solely on the 13D and 13G filed with the SEC, as of December 31, 2022, are:

	Common	Percentage of outstanding
Shareholder	shares	common shares
James F. Park (a)	8,817,251	15.30%
Compass Group LLC (b)	7,525,160	13.06%
Gerald E. O’Shaughnessy (c)	5,545,080	9.62%
Renaissance Technologies LLC (d)	3,106,263	5.39%
Other shareholders	32,628,244	56.62%
	57,621,998	100.00%
(a)	Held by James F. Park directly and indirectly through GoodRock, LLC, which is controlled by Mr. Park. The information set forth above and listed in the table is based solely on the disclosure set forth in Mr. Park’s most recent Schedule 13G filed with the SEC on February 13, 2023. 602,400 of Mr. Park’s shares have been pledged pursuant to lending arrangements.
(b)	The information set forth above and listed in the table is based solely on the disclosure set forth in Compass Group LLC’s most recent Schedule 13G filed with the SEC on February 14, 2023.
(c)	Held by Mr. O’Shaughnessy directly and indirectly through GP Investments LLP; GPK Holdings, LLC; The Globe Resources Group, Inc.; and other investment vehicles. The information set forth above and listed in the table is based solely on the disclosure set forth in Mr. O’Shaughnessy most recent Schedule 13D filed with the SEC on November 30, 2022.
(d)	The information set forth above and listed in the table is based solely on the disclosure set forth in Renaissance’s most recent Schedule 13G filed with the SEC on February 13, 2023.

Balances outstanding and transactions with related parties

		Balances
	Transaction	at year
Account (Amounts in US$´000)	in the year	end	Related Party	Relationship
2022
To be recovered from co-venturers	—	8,750	Joint Operations	Joint Operations
To be paid to co-venturers	—	(2,815)	Joint Operations	Joint Operations
Geological and geophysical expenses	160	—	Carlos Gulisano	Non-Executive Director (a)
Administrative expenses	492	—	Pedro E. Aylwin	Former Executive Director (b)
2021
To be recovered from co-venturers	—	4,680	Joint Operations	Joint Operations
To be paid to co-venturers	—	(953)	Joint Operations	Joint Operations
Geological and geophysical expenses	160	—	Carlos Gulisano	Non-Executive Director (a)
Administrative expenses	656	—	Pedro E. Aylwin	Executive Director (b)
2020
To be recovered from co-venturers	—	2,236	Joint Operations	Joint Operations
To be paid to co-venturers	—	(5,760)	Joint Operations	Joint Operations
Geological and geophysical expenses	130	—	Carlos Gulisano	Non-Executive Director (a)
Administrative expenses	561	—	Pedro E. Aylwin	Executive Director (b)
(a)	Corresponding to consultancy services. Carlos Gulisano acted as a Director of the Company until July 2022.
(b)	Corresponding to wages and salaries acting as Director of Legal and Governance. In 2022, also includes consultancy services. In addition, Aylwin, Mendoza, Luksic & Valencia Law firm, where Pedro Aylwin is a partner and has a participation through Asesorías e Inversiones A&P Ltda, provided general legal services to all the Chilean entities, in Chilean corporate, labor, environmental, regulatory, and commercial laws.

There have been no other transactions with the board of directors, Executive officers, significant shareholders or other related parties during the year besides the intercompany transactions which have been eliminated in the Consolidated Financial Statements, the normal remuneration of board of directors and other benefits informed in Note 11.